Accounts Receivable, Net - Summary of Accounts Receivables And Related Allowance For Doubtful Accounts (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 266,836,951	$ 38,687,721	¥ 223,544,396
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, net	¥ 266,836,951	$ 38,687,721	¥ 223,544,396